Net Loss per Share	3 Months Ended
Sep. 30, 2023
Net Loss per Share [Abstract]
Net loss per share

Note 20. Net loss per share

The Group’s basic and diluted loss per ordinary share are the same because the Group has generated net loss to ordinary shareholders. The following table presents the calculation of basic and diluted loss per ordinary share for the periods ended on September 30, 2023 and September 30, 2022 as follows:

Numerator	September 30, 2023	September 30, 2022
Loss for the period, attributable to the owners of the Group	(1,591,003)	(721,426)
Loss attributable to the ordinary shareholders	(1,591,003)	(721,426)

Weighted-average number of ordinary shares (basic and diluted)

Denominator	September 30, 2023	September 30, 2022
Weighted-average number of ordinary shares	37,806,468	31,000,000

Net loss attributable to ordinary shareholders per share	September 30, 2023	September 30, 2022
Basic and Diluted	(0.04)	(0.02)